Restructuring	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Restructuring

(5) Restructuring

Over the past several years, and in furtherance of the Company’s cost reduction and cash flow preservation plans outlined in Note 1, the Company has engaged in a series of individual restructuring programs, designed primarily to right size the Company’s employee base, consolidate facilities and improve its operations. These initiatives impact all of the Company’s geographic regions and are often influenced by the terms of union contracts within each region. All costs related to these programs, which primarily reflect severance expense, are accrued at the time of announcement.

Information related to restructuring program activity for the Successor Company for the six months ended June 29, 2014 and the two months ended December 29, 2013, and for the Predecessor Company for the ten months ended November 6, 2013 is outlined below.

	Severance and Related Costs	Other Costs(1)	Total

Balance at December 30, 2012, Predecessor Company	$684	$164	$848
Restructuring provision included in integration and reorganization	1,539	38	1,577
Cash payments	(1,738)	(207)	(1,945)

Balance at November 6, 2013, Predecessor Company	$485	$(5)	$480
Restructuring provision included in Integration and Reorganization(2)	1,758	—	1,758
Cash payments	(501)	—	(501)

Balance at December 29, 2013, Successor Company	$1,742	$(5)	$1,737
Restructuring provision included in Integration and Reorganization	1,465	—	1,465
Reversals of prior accruals included in Integration and Reorganization	(628)	—	(628)
Cash payments	(1,621)	5	(1,616)

Balance at June 29, 2014, Successor Company	$958	$—	$958

(1)	Other costs primarily included costs to consolidate operations.
(2)	Included above are amounts that were initially recognized in integration and reorganization costs and were subsequently reclassified to discontinued operations expense at the time the affected operations ceased.

The restructuring reserve balance, which is included in accrued expenses, as of June 29, 2014, for all programs was $958, which is expected to be paid out over the next twelve months.

The following table summarizes the costs incurred and cash paid in connection with these restructuring programs for the three and six months ended June 29, 2014 and June 30, 2013.

	Successor Company Three Months Ended June 29, 2014	Predecessor Company Three Months Ended June 30, 2013	Successor Company Six Months Ended June 29, 2014	Predecessor Company Six Months Ended June 30, 2013
Severance and related costs	$1,040	$726	$1,465	$920
Reversals of prior accruals	(628)	—	(628)	—
Other costs	—	15	—	38
Cash payments	(812)	(371)	(1,616)	(1,021)

(6) Restructuring

Over the past several years, and in furtherance of the Company’s cost reduction and cash preservation plans outlined in Note 1, the Company has engaged in a series of individual restructuring programs, designed primarily to right size the Company’s employee base, consolidate facilities and improve operations. These initiatives impact all of the Company’s geographic regions and are often influenced by the terms of union contracts within the region. All costs related to these programs, which primarily reflect involuntary severance expense, are accrued at the time of announcement.

Information related to restructuring program activity for the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013 and for the year ended December 30, 2012 is outlined below.

	Severance and Related Costs	Other Costs(1)	Total
Balance at January 1, 2012, Predecessor Company	$900	$426	$1,326
Restructuring provision included in Integration and Reorganization (2)	3,610	800	4,410
Cash payments	(3,826)	(1,062)	(4,888)

Balance at December 30, 2012, Predecessor Company	$684	$164	$848
Restructuring provision included in integration and reorganization	1,539	38	1,577
Cash payments	(1,738)	(207)	(1,945)
Balance at November 6, 2013, Predecessor Company	$485	$(5)	$480
Restructuring provision included in Integration and Reorganization	1,758	—	1,758
Cash payments	(501)	—	(501)

Balance at December 29, 2013, Successor Company	$1,742	$(5)	$1,737

(1)	Other costs primarily included costs to consolidate operations.
(2)	Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the operations ceased.

The restructuring reserve balance as of December 29, 2013, for all programs was $1,737, which is expected to be paid out over the next twelve months.

The following table summarizes the costs incurred and cash paid in connection with these restructuring programs for the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013 and for the year ended December 30, 2012.

	Successor Company	Predecessor Company
	Two months ended December 29, 2013	Ten months ended November 6, 2013	Year Ended December 30, 2012
Severance and related costs (2)	$1,758	$1,539	$3,610
Other costs (1)	—	38	800
Cash payments	(501)	(1,945)	(4,888)

(1)	Other costs primarily included costs to consolidate operations.
(2)	Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the operations ceased.